Taxation (Details) - Schedule of Taxation - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Taxation [Abstract]
Loss for the year before tax	$ (364,663,392)	$ (25,494,220)	$ (18,178,884)
Tax using the Isle of Man corporation tax rate of 0%
Differences in overseas taxation rates	2,360,211	4,753,021
Movement in unrecognized deferred tax assets	$ (2,360,211)	$ (4,753,021)
Total